Signifcant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Signifcant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The consolidated financial statements have been prepared on the historical cost basis and in accordance with IFRS as issued by the IASB. The principal accounting policies are set out below.

Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All intra-group transactions, balances, income and expenses are eliminated on consolidation.

Foreign currencies

Foreign currencies

Functional and presentation currency

Items included in the financial statements are measured using the currency of the primary economic environment in which the entity operates (the "functional currency").

The Group conducts its business predominately in the PRC and hence its functional currency is the Renminbi (RMB).

Translation from RMB to USD found place at the following rates:

	Period end rates	Average rates
December 31, 2017	USD 1.00= RMB 6.5924	USD 1.00=RMB 6.7423
December 31, 2018	USD 1.00= RMB 6.8632	USD 1.00=RMB 6.6322
December 31, 2019	USD 1.00= RMB 6.9762	USD 1.00=RMB 6.8944

Translation from HKD to USD found place at the following rates:

	Period end rates	Average rates
December 31, 2017	USD 1.00= HKD 7.8170	USD 1.00=HKD 7.7928
December 31, 2018	USD 1.00= HKD 7.8329	USD 1.00=HKD 7.8636
December 31, 2019	USD 1.00= HKD 7.7877	USD 1.00=HKD 7.8342

The results and financial positions in functional currency are translated into the presentation currency, USD, of the Company as follows:

(1)	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

(2)	Income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions);

(3)	Share equity, share premium and dividends are translated at historical exchange rates; and

(4)	All resulting exchange differences are recognized in foreign currency translation reserve, a separate component of equity.

All financial information presented in USD has been rounded to the nearest dollar, except when otherwise indicated.

Segment reporting

Segment reporting

Operating segments, and the amounts of each segment item reported in the financial statements, are identified from the financial information provided regularly to the Group's most senior executive management for the purposes of allocating resources to, and assessing the performance of, the Group's various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria. The Group's three segments are wholesale, retail and contract manufacturing.

Revenue recognition

 Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for goods sold in the normal course of business, net of discounts and sales related taxes.

The Group's revenue originates (i) from corporate owned stores, (ii) distributors and (iii) the services performed as an original design manufacturer.

Revenue from all above categories is recognized when all the following conditions are satisfied:

  the Group has transferred to the buyer the significant risks and rewards of ownership of the goods;
  the Group has fully rendered service to the contract manufacturing customer by shipping the product to the customer;
  the Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

  the amount of revenue can be measured reliably;
  it is probable that the economic benefits associated with the transaction will flow to the Group; and the costs incurred or to be incurred in respect of the transaction can be measured reliably.

  revenue from sale of goods is recognized when the goods are delivered and title has passed.
  the risks of obsolescence and loss have been transferred to the customer there is no unfulfilled obligation that could affect the customer's acceptance of the products
  Delivery occurs when the products have been shipped to the customer, and either the customer has accepted the products in accordance with the sales contract, any potential acceptance provisions have lapsed, or the group has objective evidence that all potential criteria for acceptance have been satisfied.

A receivable is recognised when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due

Value added tax (VAT)

Value added tax (VAT)

Current standard Output VAT in effect is 13% of product sales and taxable services revenue, according to existing tax laws. The remaining balance of output VAT, after subtracting the deductible input VAT of the period, is VAT payable.

Period	Standard VAT rate in effect
April 1, 2019 - Current	13%
May 1, 2018 – March 31, 2019	16%
Earlier	17%

Borrowing costs

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets until such time as the assets are substantially ready for their intended use or sale.

All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Retirement benefit costs

Retirement benefit costs

Pursuant to the relevant regulations of the PRC government, the Group's subsidiaries located in the PRC participate in a local municipal government retirement benefits scheme (the "Scheme"), whereby they contribute a prescribed percentage of the basic salaries of their employees to the Scheme to fund their retirement benefits. Once the Scheme has been funded via contributions by the Group's participating subsidiaries, the local municipal government takes responsibility for the retirement benefits obligations of all existing and future retired employees of those subsidiaries located in the PRC; accordingly, the only obligation of the Group with respect to the Scheme is to pay the on-going required contributions as long as the employees maintain employment with the Group. There are no provisions under the Scheme whereby forfeited contributions may be used to reduce future contributions. These plans are considered defined contribution plans. The Group has no legal or constructive obligations to pay further contributions after its payment of the fixed contributions into the pension schemes. Contributions to pension schemes are recognized as an expense in the period in which the related service is performed.

Taxation

Taxation

The tax expense for the period comprises current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case the tax is also recognised in other comprehensive income or directly in equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Store pre-opening cost

Store pre-opening cost

Store pre-opening cost was the start-up activity costs incurred prior to opening a new store, mainly including leasing, leasehold improvements, payroll and supplies. The accounting policies for leasing and leasehold improvements were as below. Other store pre-opening costs were directly charged to expenses when occurred.

Leasing

Leasing

IFRS 16 Leases requires lessees to recognise assets and liabilities for most leases based on a 'right-of-use model' which reflects that, at the commencement date, a lessee has a financial obligation to make lease payments to the lessor for its right to use the underlying asset during the lease term. The lessor conveys that right to use the underlying asset at lease commencement, which is the time when it makes the underlying asset available for use by the lessee.

IFRS 16 defines a lease term as the noncancellable period for which the lessee has the right to use an underlying asset including optional periods when an entity is reasonably certain to exercise an option to extend (or not to terminate) a lease.

Under IFRS 16 lessees may also elect not to recognise assets and liabilities for leases with a lease term of 12 months or less. In such cases a lessee recognises the lease payments in profit or loss on a straight-line basis over the lease term. The exemption is required to be applied by class of underlying assets. Lessees can also make an election for leases for which the underlying asset is of low value. This election can be made on a lease-by-lease basis. For leases where the Group is the lessee, the lease term is either cancelable or no longer than 12 months, so the Group has elected not to record the leased assets.

Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors continue to classify leases as either operating or finance leases using similar principles as in IAS 17. IFRS 16 did not have any significant impact on leases where the Group is the lessor.

Leasehold improvements

Leasehold improvements

Leasehold improvements, principally comprising costs of office buildings and shops renovation, are held for administrative and selling purposes. Leasehold improvements are initially measured at cost and amortized systematically over its useful life.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment ("PPE") including buildings held for use in the production or supply of goods or services, or for administrative purposes other than construction in progress are stated at cost less subsequent accumulated depreciation and accumulated impairment losses.

Depreciation is provided to write off the cost of items of property, plant and equipment other than construction in progress over their estimated useful lives and after taking into account of their estimated residual value, using the straight-line method.

Construction in progress includes property, plant and equipment in the course of construction for production or for its own use purposes. Construction in progress is carried at cost less any recognized impairment loss. Construction in progress is classified to the appropriate category of property, plant and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in profit or loss in the period in which the item is de-recognized.

Investment properties

Investment properties

Investment properties are land and buildings which are owned or held under a leasehold interest to earn rental income and/or for capital appreciation. These include land and buildings held for a currently undetermined future use. Such properties are stated at cost less accumulated depreciation and any impairment losses.

Any gains or losses on the retirement or disposal of an investment property are recognised in the income statement in the year of the retirement or disposal.

Depreciation is calculated on the straight-line basis to depreciate the cost of each item of investment properties over the estimated useful life of 20 years.

The Group as lessor	The Group as lessor Rental income from operating leases is recognized in profit or loss on a straight-line basis over the term of the relevant lease.
Land use rights

Land use rights

Land use rights are stated at cost less accumulated amortization and accumulated impairment losses. Cost represents consideration paid for the rights to use the land on which various plants and buildings are situated for periods varying from 20 to 50 years.

Amortization of land use rights is calculated on a straight-line basis over the period of the land use rights.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Costs of inventories are determined using the weighted average method. Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale.

Financial instruments

Financial instruments

Financial assets and financial liabilities are recognized on the consolidated statements of financial position when a group entity becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

(1)	Financial assets

The Group's financial assets are classified as receivables.

Effective interest method

The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period to the net carrying amount on initial recognition.

Interest income is recognized on an effective interest basis for debt instruments.

Receivables

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Receivables (including trade and other receivables, related parties receivables, and cash and cash equivalents) are measured at amortized cost using the effective interest method, less any impairment (see accounting policy on impairment loss on receivables below).

Impairments of receivables

Receivables are assessed for indicators of impairment at the end of the reporting period. Receivables are impaired where there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the receivables, the estimated future cash flows of the receivables have been affected.

Objective evidence of impairment could include:

●	significant financial difficulty of the issuer or counterparty;
●	default or delinquency in interest or principal payments;
●	it becoming probable that the borrower will enter bankruptcy or financial reorganization.

For certain categories of financial asset, such as trade and other receivables, assets that are assessed not to be impaired individually are subsequently assessed for impairment on a collective basis. Objective evidence of impairment for a portfolio of receivables could include the Group's past experience of collecting payments, and increase in the number of delayed payments in the portfolio past the average credit period, observable changes in national or local economic conditions that correlate with default on receivables.

An impairment loss is recognized in profit or loss when there is objective evidence that the asset is impaired, and is measured as the difference between the asset's carrying amount and the present value of the estimated future cash flows discounted at the original effective interest rate.

The carrying amount of the receivables is reduced by the impairment loss directly for all financial assets with exception of trade and other receivables, where the carrying amount is reduced through the use of an allowance account. Changes in carrying amount of the allowance account are recognized in profit or loss. When a trade and other receivable are considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited to profit or loss.

If, in a subsequent period, the amount of impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment losses was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the asset at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and on hand, demand deposits with banks and other financial institutions, and short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value, having been within three months of maturity at acquisition

(2)	Financial liabilities and equity

Financial liabilities and equity instruments issued by a group entity are classified according to the substance of the contractual arrangements entered into and the definitions of a financial liability and an equity instrument.

An equity instrument is any contract that evidences a residual interest in the assets of the Group after deducting all of its liabilities.

Effective interest method

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or, where appropriate, a shorter period to the net carrying amount on initial recognition.

Interest expense is recognized on an effective interest basis.

Financial liabilities

Financial liabilities including trade and other payables, related parties payables and short-term loans are subsequently measured at amortized cost, using the effective interest method.

Equity instruments

Equity instruments issued by the group entities are recorded at the proceeds received, net of direct issue costs.

(3)	De-recognition

Financial assets are derecognized when the rights to receive cash flows from the assets expire or, the financial assets are transferred and the Group has transferred substantially all the risks and rewards of ownership of the financial assets. On de-recognition of a financial asset, the difference between the asset's carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

Financial liabilities are derecognized when the obligation specified in the relevant contract is discharged, cancelled or expires. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Capital and Reserves

Capital and Reserves

Share capital represents the nominal value of shares that have been issued by the Group. Share capital is determined using the nominal value of shares that have been issued.

Retained profits include all current and prior period results as determined in the combined statement of comprehensive income.

Foreign currency translation reserve arising on the translation are included in the currency translation reserve.

In accordance with the relevant laws and regulations of PRC, the subsidiaries of the Group established in PRC are required to transfer 10% of its annual statutory net profit (after offsetting any prior years' losses) to the statutory reserve. When the balance of such reserve reaches 50% of the subsidiary's share capital, any further transfer of its annual statutory net profit is optional. Such reserve may be used to offset accumulated losses or to increase the registered capital of the subsidiary subject to the approval of the relevant authorities. However, except for offsetting prior years' losses, such statutory reserve must be maintained at a minimum of 25% of the share capital after such usage. The statutory reserves are not available for dividend distribution to the shareholders.

All transactions with owners of the Group are recorded separately within equity.

Earnings/(loss) per share

Earnings/(loss) per share

Basic earnings per share ("EPS") are computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Potential dilutive securities are excluded from the calculation of diluted EPS in loss periods as their effect would be anti-dilutive.

The preparation of financial statements in conformity with IFRS requires management to exercise judgment in the process of applying the Group's accounting policies and requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and reported amount of revenue and expenses during the reporting period. The following estimates that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year are disclosed below.